EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE

The computation of basic earnings (loss) per share ("EPS") is based on the weighted average number of shares outstanding during the year and the consolidated net income or loss of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2020	2019	2018
Basic earnings (loss) per share:
Net (loss)/income available to stockholders	(224,425)	89,177	73,622
Diluted earnings (loss) per share:
Net (loss)/income available to stockholders	(224,425)	89,177	73,622
Interest and other expenses/(gains) attributable to convertible bonds	—	(304)	123
Net (loss)/income assuming dilution	(224,425)	88,873	73,745

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2020	2019	2018
Basic earnings per share:
Weighted average number of common shares outstanding*	108,972	107,614	105,898
Diluted earnings per share:
Weighted average number of common shares outstanding*	108,972	107,614	105,898
Effect of dilutive share options	—	81	59
Effect of dilutive convertible bonds	—	1	1,649
Weighted average number of common shares outstanding assuming dilution	108,972	107,696	107,606

	Year ended December 31,
	2020	2019	2018
Basic (loss)/earnings per share:	$(2.06)	$0.83	$0.70
Diluted (loss)/earnings per share:	$(2.06)	$0.83	$0.69

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. It also excludes 3,765,842 shares issued as of December 31, 2020 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These lent shares are owned by the Company and will be returned on or before maturity of the bonds in 2021 and 2023, respectively.

As of December 31, 2020, the outstanding balances on the 4.875% senior unsecured convertible bonds issued in April and May 2018 and the 5.75% senior unsecured convertible bonds issued in October 2016 were both anti-dilutive.

As of December 31, 2019, the outstanding balances on the 4.875% senior unsecured convertible bonds issued in April and May 2018 and the 5.75% senior unsecured convertible bonds issued in October 2016 were both anti-dilutive.

In February 2018, the Company redeemed the full outstanding amount under the 3.25% senior unsecured convertible bonds due 2018. The remaining outstanding principal amount of $63.2 million was paid in cash, and the premium settled in common shares with the issue of 651,365 new shares.